Long-Term Investments (Details) - Schedule of Long-Term Investments - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Equity method investments:
Other equity method investments	[1]	¥ 6,929	¥ 6,929
Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments	[2]	15,910	15,910
Less: impairment loss on long-term investments		(28,250)	(14,429)
Total		55,980	22,231
Shanghai Youmei Information Consulting Co., Ltd [Member]
Equity method investments:
Equity method investments	[3]	17,550
Qingdao Rongzemingzhi Network Technology Co., Ltd.[Member]
Equity method investments:
Equity method investments	[4]	11,339
Hangzhou Renjunxing Technology Co., Ltd [Member]
Equity securities without readily determinable fair values investments:
Equity securities without readily determinable fair values investments	[5]	18,681
Green fire Decoration Engineering (Beijing) Co., Ltd.[Member]
Equity securities without readily determinable fair values investments:
Equity securities without readily determinable fair values investments	[5],[6]	¥ 13,821	¥ 13,821

[1]	The impairment recognized for other equity method investments were RMB3,460, RMB471 and nil for the years ended December 31, 2020, 2021 and 2022. All of the other equity method investments has been fully impaired since December 31, 2021.
[2]	The balance represents equity securities without readily determinable fair values for the Group does not have the ability to exercise significant influence over the investees. For the six months ended June 30, 2022 and 2023, the Group recorded impairment losses of nil and nil to other equity securities without readily determinable fair value, respectively. As of June 30, 2023, impairment loss of these equity securities without readily determinable fair values was RMB7,500. Among the total RMB15,910 equity securities without readily determinable fair values investments, RMB1,700 related to 4 long-term investments were frozen in relation to a legal case regarding a lease of property.
[3]	In April 2023, the Group acquired 25.53% of shareholding interest of Youmei through nonmonetary transaction with Youmei, a We Media Company for study abroad and education, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the shareholding interest which is RMB17,647. Gain of this nonmonetary transaction was RMB1,353. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method.
[4]	In March 2023, the Group acquired 29.51% of shareholding interest of Rongzemingzhi through nonmonetary transactions with Rongzemingzhi, a software design and development Company, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the shareholding interest which is RMB11,802. Gain of this nonmonetary transaction was RMB909. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method.
[5]	In June 2023, the Group acquired 0.8974% of shareholding interest of Renjunxing through nonmonetary transactions with Renjunxing, a game Company, in exchange of the Group’s creditor’s right of prepaid rental expense receivables due to early termination of two leases which carrying value is RMB18,681. The cost of equity interest acquired in exchange is initially measured at the fair value of the creditor’s right that the Group surrendered to obtain the shareholding interest which is equal to RMB18,681. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value.
[6]	In March 2021, the Group invested RMB13,821 in cash in Green fire, a decoration and material sales Company, for 10% equity interests. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value as of June 30, 2023. The Group recorded impairment losses of RMB13,821 on Green fire during the six months ended June 30, 2023. The 10% equity interest was frozen in relation to a legal case regarding a lease of property.